Northern Lights Fund Trust

SouthernSun U.S. Equity Fund

SouthernSun Small Cap Fund

Incorporated herein by reference is the definitive version of the supplement for SouthernSun U.S. Equity Fund and SouthernSun Small Cap Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on February 11, 2014, (SEC Accession No. 0000910472-14-000482).